Equity method investments (Tables)	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Summary of Equity Method Investments
The following table represents our equity method investments at June 30, 2022:

	Ownership Percentage	Carrying Value	Carrying Value
	June 30, 2022	June 30, 2022	December 31, 2021
		(in thousands)
Oncacare Limited	49%	$731	$2,373